Note 4 - Stockholders' Equity 10K	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
Note
4.
   Stockholders’ Equity

We have granted share-based compensation awards to employees, board members and service providers. Awards may
consist of common stock, restricted common stock, restricted common stock units, common stock purchase warrants, or common stock purchase options. Our common stock purchase options and stock purchase warrants have lives of up to ten
years from the grant date. Awards vest either upon the grant date or over varying periods of time. The stock options provide for exercise prices equal to or greater than the fair value of the common stock at the date of the grant. Restricted stock units grant the holder the right to receive fully paid common shares with various restrictions on the holder’s ability to transfer the shares. As of
March 31, 2019,
we have approximately
10.9
million shares of common stock reserved for issuance upon the granting of awards under our equity incentive plans and the exercise of outstanding equity-linked instruments.

We typically record share-based compensation expense on a straight-line basis over the requisite service period. Share-based compensation expenses included in the statements of operations are as follows:

	Three Months Ended March 31
	2019	2018

Research and development expenses	$200,337	$64,583
General and administrative expenses	137,629	174,252
Total	$337,966	$238,835

Stock Options
A summary of stock option activity and related information for the three
months ended
March 31, 2019
follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value

Outstanding at January 1, 2019	1,632,662	$10.78	5.1	$-
Granted	800,000	$0.43
Exercised	-	$-		$-
Forfeited	-	$-
Outstanding at March 31 2019	2,432,662	$7.37	6.4	$19,040

Exercisable at March 31, 2019	1,795,786	$9.78	5.3	$5,712

Range of Exercise Prices			Number of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
$0.40	-	$0.50	800,000	$0.43	9.7	$19,040
$1.00	-	$3.50	588,640	$1.15	7.1	-
$3.51	-	$13.00	532,236	$9.76	4.1	-
$13.01	-	$26.00	343,782	$14.79	2.8	-
$26.01	-	$39.00	65,504	$30.85	2.2	-
$39.01	-	$56.00	102,500	$45.03	4.3	-
			2,432,662	$7.37	6.4	$19,040

The Company uses the Black-Scholes option pricing model for “plain vanilla” options and other pricing models as appropriate to calculate the fair value of options. The Company generally uses the “simplified method” to estimate expected life. Significant assumptions used in these models include:

	Three Months Ended March 31, 2019

Annual dividend		-
Expected life (in years)	5.4	-	5.5
Risk free interest rate	2.4%	-	2.5%
Expected volatility		97%

Options granted in the
three
months ended
March 31, 2019,
had a weighted average grant date fair value of
$0.34
per share. There were
no
options granted in the
three
months ended
March 31, 2018.

Unrecognized compensation cost for unvested stock option awards outstanding at
March 31, 2019
was approximately
$250,000
to be recognized over approximately
0.8
years.

In the
three
months ended
March 31, 2019,
the Company modified certain awards in conjunction with an employee’s termination. The modification provided for the accelerated vesting of all unvested awards and the extension of the post-employment exercise period. The modifications resulted in approximately
$102,000
of additional research and development expenses in the
three
months ended
March 31, 2019.

RSUs
We have granted restricted stock units (RSUs) to certain employees and board members that entitle the holders to receive shares of our common stock upon vesting and subject to certain restrictions regarding the exercise of the RSUs. The grant date fair value of RSUs is based upon the market price of the underlying common stock on the date of grant.

No
RSU’s were granted in either of the
three
months ended
March 31, 2019
or
2018.

No
RSUs vested in the
three
months ended
March 31, 2019.

At
March 31, 2019,
we had
33,758
outstanding RSUs with a weighted average grant date fair value of
$4.66
and a total intrinsic value of approximately
$15,200.
No
RSUs were converted in the
three
months ended
March 31, 2019.
All outstanding RSU’s were fully vested at
March 31, 2019.

Restricted Stock
We have granted restricted stock to certain board members that vest quarterly over the grant year. The grant date fair value of the restricted stock is based upon the market price of the common stock on the date of grant.

No
restricted stock was granted in either of the
three
months ended
March 31, 2019
or
2018.

Restricted stock vesting in the
three
months ending
March 31, 2019,
had a weighted average grant date fair value of
$1.11
and a total intrinsic value of approximately
$5,100.

At
March 31, 2019,
we had
11,262
shares of restricted stock outstanding with a weighted average grant date fair value of
$1.11.
Unrecognized compensation cost for unvested restricted stock awards at
March 31, 2019
was approximately
$12,500
to be recognized over approximately
0.25
years.

Stock Purchase Warrants.
We have issued warrants to purchase common stock to certain officers, directors, stockholders and service providers as well as in conjunction with debt and equity offerings and at various times replacement warrants were issued as an inducement for warrant exercises.

In
May 2016
and
August 2017,
we issued a total of
1,746,173
and
2,250,000
common stock purchase warrants, respectively in conjunction with our offerings. Such warrants are classified as liabilities due to the existence of certain net cash settlement provisions contained in the warrants. At
March 31, 2019,
after giving effect to exercises,
2,982,709
of these common stock purchase warrants remain outstanding and are recorded at fair value as mark-to-market liabilities (see Note
3
).

In the
three
months ended
March 31, 2019,
we granted
500,000
warrants to an outside
third
party as partial compensation for services. The warrants have an exercise price of
$0.30,
expire
January 2024
and have a grant date fair value of
$0.19
per warrant. The warrants vest
25%
on grant and
75%
on completion of initial services; the warrants were fully vested as of
March 31, 2019.
The warrants were valued using the Black-Scholes option pricing model with the following inputs:
no
annual dividend, expected life of
2.5
years, risk-free rate of
2.5%
and expected volatility of
110%.

A summary of outstanding warrants at
March 31, 2019
follows:

Range of Exercise Prices			Number of Warrants Outstanding	Range of Expiration Dates
$0.30	-	$0.875	6,662,709	May 2021 - August 2024
$1.11	-	$5.79	34,617	May 2021 - May 2023
$12.80	-	$12.90	39,296	January 2022
$16.20	-	$16.30	174,544	March 2020
$22.10	-	$27.90	44,233	December 2019 - January 2021
$34.50	-	$39.20	236,556	October 2019 - October 2021
$52.31			11,539	July 2019
			7,203,494

Preferred and Common Stock
We have outstanding
1,000,000
shares of Series A
4.5%
Convertible Preferred Stock issued in
December 2016.
Shares of the Series A
4.5%
Convertible Preferred Stock are convertible into
3,887,387
shares of the Company’s common stock subject to certain ownership restrictions. In
April 2019,
465,191
Series A
4.5%
Convertible Preferred Stock shares were converted into
1,808,377
shares of common stock in accordance with their terms.

Note
4.
  Stockholders’ Equity
We have granted share-based compensation awards to employees, board members and service providers. In addition, we have issued warrants to purchase common stock in conjunction with debt and equity offerings. Awards may
consist of common stock, restricted common stock, restricted common stock units, common stock purchase warrants, or common stock purchase options. Our common stock purchase options and stock purchase warrants have lives of up to ten
years from the grant date. Awards vest either upon the grant date or over varying periods of time. The stock options provide for exercise prices equal to or greater than the fair value of the common stock at the date of the grant. Restricted stock units grant the holder the right to receive fully paid common shares with various restrictions on the holder’s ability to transfer the shares. As of
December 31, 2018,
we have approximately
10.8
million shares of common stock reserved for issuance upon the exercise of share-based awards.

We record share-based compensation expense on a straight-line basis over the requisite service period. Share-based compensation expense included in the statements of operations was as follows:

	Year Ended December 31,
	2018	2017

Research and development costs	$133,334	$1,091,036
General and administrative expenses	500,748	678,928
Total	$634,082	$1,769,964

Stock Options
A summary of stock option activity and related information for the year ended
December 31, 2018
follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value

Outstanding at January 1, 2018	1,894,077	$19.76	4.7	$108,000
Granted	488,640	$1.13		$-
Exercised	-	-
Forfeited/Expired	(750,055)	$27.19
Outstanding at December 31, 2018	1,632,662	$10.78	5.1	$-

Exercisable at December 31, 2018	1,166,127	$14.59	4.4	$-

Range of Exercise Prices			Number of Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
$1.00	-	$3.50	588,640	$1.15	7.3	$-
$3.51	-	$13.00	532,236	$9.76	4.3	-
$13.01	-	$26.00	343,782	$14.79	3.1	-
$26.01	-	$39.00	65,504	$30.85	2.5	-
$39.01	-	$56.00	102,500	$45.03	4.6	-
			1,632,662	$10.78	5.1	$-

The Company uses the Black-Scholes option pricing model for “plain vanilla” options and other pricing models as appropriate to calculate the fair value of options. Significant assumptions used in these models include:

	Year Ended December 31,
	2018			2017
Annual dividend		-			-
Expected life (in years)	2.5	-	5.3	0.3	-	6.5
Risk free interest rate	2.5%	-	2.8%	0.80%	-	2.22%
Expected volatility	97%	-	113%	62.2%	-	98.0%

Options granted in the years ended
December 31, 2018
and
2017
had weighted average grant date fair values of
$0.47
and
$1.34,
respectively. The total fair value of the options vested during the years ended
December 31, 2018
and
2017
was approximately
$205,000
and
$302,000,
respectively.

Unrecognized compensation cost for unvested stock option awards outstanding at
December 31, 2018
was approximately
$179,000
to be recognized over approximately
1.9
years.

On
December 12, 2018,
the Company granted to its incoming Executive Chairman under the Inducement Award Stock Option Plan a stock option award to purchase
800,000
shares of common stock at a price of
$0.425
per share. The award has a term of
ten
years and vests as follows: (i)
200,000
options vest on the employee start date, (ii)
200,000
vest over a
two
-year period and (iii)
400,000
vest based on the achievement of certain milestones. The Executive Chairman commenced employment on
January 1, 2019
and the Company considers this to be the accounting grant date of the award. Consequently, the award is not
included in any of the disclosures noted above.

RSUs
We have granted restricted stock units (RSU’s) that entitle the holders to receive shares of our common stock upon vesting and subject to certain restrictions regarding the exercise of the RSU’s and the holders’ ability to transfer the shares received upon exercise. The fair value of RSU’s granted is based upon the market price of the underlying common stock as if they were vested and issued on the date of grant.

A summary of our RSU activity for the year ended
December 31, 2018
follows:

	Number of RSU's	Weighted- Average Grant Date Fair Value

Outstanding at January 1, 2018	11,235	$11.77
Granted	45,046	$1.11
Exercised and converted to common shares	-	$-
Forfeited	-	$-
Outstanding at December 31, 2018	56,281	$3.24

Exercisable at December 31, 2018	33,759	$4.66

The total intrinsic value of the outstanding RSU’s at
December 31, 2018
was approximately
$17,000.
The total fair value of RSU’s vested during the years ended
December 31, 2018
and
2017,
was approximately
$50,000
and
$25,000,
respectively. The total value of all RSU’s that were converted in the year ended
December 31, 2017
was approximately
$23,000.
No
RSU’s were converted in the year ended
December 31, 2018.

Unrecognized compensation cost for unvested RSU’s outstanding at
December 31, 2018
was approximately
$25,000
to be recognized over approximately
0.5
years.

Restricted Stock
We have granted restricted stock to certain board members.

A summary of our restricted stock activity for the year ended
December 31, 2018
is as follows:

	Shares of Restricted Stock	Weighted- Average Grant Date Fair Value

Outstanding at January 1, 2018	49,960	$3.00
Granted	45,046	$1.11
Vested	(72,483)	$2.41
Forfeited	-	$-
Outstanding at December 31, 2018	22,523	$1.11

The total intrinsic value of the outstanding restricted stock at
December 31, 2018
was approximately
$7,000.
The total intrinsic value of all restricted stock vested in the year ended
December 31, 2018
was approximately
$84,000.

Unrecognized compensation cost for unvested restricted stock outstanding at
December 31, 2018
was approximately
$25,000
to be recognized over approximately
0.5
years.

Stock Purchase Warrants
We have issued warrants to purchase common stock to certain officers, directors, stockholders and service providers as well as in conjunction with debt and equity offerings and at various times replacement warrants were issued as an inducement for warrant exercises.

In
May 2016
and
August 2017,
we issued a total of
1,746,173
and
2,250,000
common stock purchase warrants, respectively in conjunction with the offering of our securities. Such warrants are classified as liabilities due to the existence of certain net cash settlement provisions contained in the warrants. At
December 31, 2018,
after giving effect to exercises,
2,982,709
of these common stock purchase warrants remain outstanding and are recorded at fair value as mark-to-market liabilities (see Note
3
). In conjunction with our
October 2018
common stock and common stock purchase warrant offerings, the exercise price on these
2,982,709
outstanding common stock purchase warrants was adjusted pursuant to existing down-round anti-dilution features. The exercise prices decreased from
$2.00
per share of common stock to
$0.57
per share of common stock.

In
October 2018,
we issued
3,000,000
common stock purchase warrants to investors in conjunction with the registered direct offering of our common stock. We also issued an additional
180,000
common stock purchase warrants to our placement agent. (see below under “Preferred and Common Stock’). The investor and placement agent common stock purchase warrants have an exercise price of
$0.75
and
$0.875,
respectively.

A summary of outstanding warrants at
December 31, 2018
follows:

Range of Exercise Prices			Number of Warrants Outstanding	Range of Expiration Dates
$0.57	-	$0.875	6,162,709	May 2021 - August 2024
$1.11	-	$5.79	34,617	May 2021 - May 2023
$12.80	-	$12.90	39,296	January 2022
$16.20	-	$16.30	174,544	March 2020
$22.10	-	$27.90	153,755	March 2019 - January 2021
$34.50	-	$39.20	236,556	October 2019 - October 2021
$47.30	-	$52.20	275,897	January 2019 - July 2019
			7,077,374

Preferred and Common Stock
We have outstanding
1,000,000
shares of Series A
4.5%
Convertible Preferred Stock issued in
December 2016.
Shares of the Series A
4.5%
Convertible Preferred Stock are convertible into
3,887,387
shares of the Company’s common stock subject to certain ownership restrictions.

In
October 2018,
we closed a registered direct offering and concurrent private placement with institutional investors. In connection with the offering we issued an aggregate of
3,000,000
shares of common stock in the registered direct offering and
3,000,000
common stock purchase warrants in the private placement. We issued the shares in the registered offering at a price of
$0.70
per share. We also issued each investor an accompanying warrant for each share purchased. We received gross proceeds of
$2.1
million from this offering. The warrants have an exercise price of
$0.75
per share of common stock, will be exercisable commencing with the six
-month anniversary of the issuance date and will expire
five
and
one
-half years from issuance. The common stock issued in this offering was sold pursuant to our shelf registration statement that was declared effective by the SEC on
June 23, 2017 (
Registration
No.
333
-
218608
). In connection with the offering we also issued our placement agent
180,000
common stock purchase warrants. The placement agent warrants are substantially similar to the investor warrants except that they have an exercise price of
$0.875
per share and a term of
5
years.